Research Agreements (Details)	6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended											1 Months Ended	6 Months Ended							1 Months Ended		1 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement USD ($) item	Dec. 31, 2011 Clinical Trial Services Agreement EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement item	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement First Amendment item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment United States item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment United States Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment United States Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment India item	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment India Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement First Amendment India Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment United States item	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment United States USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment United States EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment India USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment India EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Series A-6 Maximum USD ($)	Mar. 31, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic quarterlyperiod	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic quarterlyperiod	Mar. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 EUR (€)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 USD ($)	May 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 Minimum USD ($)	Jun. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Common Stock
Research Agreements
Number of countries where study was to be conducted						10	10																			12
Number of additional countries where study will be conducted														2
Amount payable to collaborator																			$ 1,500,000	€ 1,200,000		$ 909,182	€ 717,700
Amount payable to collaborator for additional study sites																			143,369			289,663
Number of additional study sites																		5			15
Final payments, number of euro-denominated installments								2							2									205,540	205,540
Final payments, number of U.S dollar-denominated installments								2							2
Amount of euro-denominated payments required over the course of Clinical Study						46,468,000	35,819,000									52,100,000	41,200,000								3,700,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study						5,289,000										3,200,000								4,700,000
Value of shares agreed to be purchased																																		371,864
Purchase price per share of convertible preferred stock (in dollars per share)																															$ 81.42				$ 8.142									$ 8.142
Shares issued																																				64,430
Proceeds from issuance of shares																																				525,154
Number of shares exchanged in the Merger																																				6,443
Aggregate value of quarterly stock dividends, payable in shares																																					36,815,000	46,600,000	36,800,000	47,760,000	36,815,000
Estimated length of quarters required to complete the Clinical Study																																13	11
Number of shares due to the counter party																																										244,834	167,518
Number of shares due to the counter party after conversion of stock																																													2,448,340
Fair value of liability																																										17,500,000	10,470,000
Period for which research and development expense is recognized										20 months	20 months
Research and costs	24,366,000	20,689,000	36,179,000	11,692,000	14,519,000				6,900,000	11,800,000	10,955,000	3,600,000	4,900,000
Asset resulting from payments, that is included in prepaid expenses																																										4,600,000	5,166,000
Reduction in amount of euro-denominated payments required over the course of clinical study																											$ 15,127	€ 11,941	$ 15,127	€ 11,941